STOCKHOLDER RIGHTS PLAN (Details) - $ / shares	Oct. 15, 2018	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Class of Warrant or Right, Unissued	1
Common stock, par value (dollars per share)		$ 0.001	$ 0.001	$ 0.001
Warrants and Rights, Preferred Stock to Common Stock Conversion, Treatment	1
Warrants And Rights, Not Exercisable, Number of Days After Public Announcement of Acquiring Person	10 days
Warrants And Rights, Not Exercisable, Number of Days After Tender or Exchange Offer Is Completed By Acquiring Person	10 days
Warrants and Rights, Option to Exercise, Market Value Multiplier of Purchase Price	2
Temporary Equity, Redemption Price Per Share	$ 0.001
Number of securities called by each warrant or right	0.01
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, par value (dollars per share)	$ 3.5
Number of securities called by each warrant or right	0.01
Minimum
Class of Stock [Line Items]
Ownership Percentage, Common Stock, Without Approval of Board	4.99%